Revenue - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 510,894	$ 412,977	$ 341,029
Betting Technology, Content and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	354,856	274,235	209,251
Media Technology, Content and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	105,313	91,605	82,698
Sports Technology and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 50,725	$ 47,137	$ 49,080